Goodwill and Intangible Assets, Summary of Recognized Amortization of Intangible Assets Expense Recognized in Condensed Consolidated Statements of Comprehensive Loss (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jan. 31, 2023	Aug. 03, 2022	Jan. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Total amortization of acquired intangible assets	$ 23,056	$ 1,604	$ 3,022
Cost of Revenue [Member] | Subscriptions [Member]
Finite-Lived Intangible Assets [Line Items]
Total amortization of acquired intangible assets	9,425	260	481
Sales and Marketing [Member]
Finite-Lived Intangible Assets [Line Items]
Total amortization of acquired intangible assets	11,894	1,308	2,478
General and Administrative [Member]
Finite-Lived Intangible Assets [Line Items]
Total amortization of acquired intangible assets	$ 1,737	$ 36	$ 63